Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net income (loss)	$ 5,321	$ (11,555)	$ (28,978)
Adjustments to reconcile net income (loss) to cash provided by operating activities:
Provision for loan losses	2,544	17,278	33,381
Depreciation	1,091	1,267	1,593
Amortization of premiums, net	98	297	571
Amortization of deferred loan fees	(528)	(465)	(319)
Amortization of mortgage servicing rights	732	562	482
Capitalized mortgage servicing rights	(979)	(461)	(753)
Deferred income tax expense	0	0	12,043
Loss on sales of real estate and premises	181	2,681	1,165
Gain on sales of loans	(3,574)	(1,656)	(1,987)
Proceeds from sales of loans held for sale	131,494	64,890	90,797
Disbursements on loans held for sale	(118,661)	(58,588)	(85,384)
Amortization of restricted stock awards	233	298	370
Amortization of unearned ESOP shares	194	193	193
Earned ESOP shares priced below original cost	(162)	(81)	(51)
Stock option compensation expense	7	29	63
Gain on sale of branch office	(552)	0	0
Decrease in accrued interest receivable	431	862	713
Decrease in accrued interest payable	(533)	(312)	(1,016)
Decrease in other assets	696	1,342	3,084
Increase (decrease) in other liabilities	(1,776)	380	(774)
Other, net	580	379	362
Net cash provided by operating activities	16,837	17,340	25,555
Cash flows from investing activities:
Principal collected on securities available for sale	9,770	12,466	19,820
Proceeds collected on maturity of securities available for sale	108,000	156,900	115,000
Purchases of securities available for sale	(78,072)	(144,051)	(128,059)
Proceeds from sales of real estate and premises	7,503	5,440	14,532
Net decrease in loans receivable	89,591	76,114	82,591
Payment on sale of branch office	(36,981)	0	0
Purchases of premises and equipment	(295)	(201)	(292)
Net cash provided by investing activities	99,675	109,189	104,135
Cash flows from financing activities:
Decrease in deposits	(100,591)	(27,285)	(113,218)
Dividends paid to preferred stockholders	0	0	(1,300)
Proceeds from borrowings	1	10,002	87,000
Repayment of borrowings	(1)	(62,502)	(97,000)
Increase (decrease) in customer escrows	(101)	115	(609)
Net cash used by financing activities	(100,692)	(79,670)	(125,127)
Increase in cash and cash equivalents	15,820	46,859	4,563
Cash and cash equivalents, beginning of year	67,840	20,981	16,418
Cash and cash equivalents, end of year	83,660	67,840	20,981
Supplemental cash flow disclosures:
Cash paid for interest	7,672	11,447	18,275
Cash paid for income taxes	60	0	39
Supplemental noncash flow disclosures:
Loans transferred to loans held for sale	8,196	5,509	3,195
Transfer of loans to real estate	2,225	8,732	16,167
Assets transferred to assets held for sale	0	1,583	0
Deposits transferred to deposits held for sale	0	36,048	0
Purchase
Cash flows from investing activities:
Federal Home Loan Bank stock	0	(17)	(2,420)
Redemption
Cash flows from investing activities:
Federal Home Loan Bank stock	$ 159	$ 2,538	$ 2,963